Pension Liabilities, Net (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Service cost	$ 63	$ 59
Interest cost	349	323
Expected return on plan assets	(294)	(272)
Amortization of net loss
Exchange rates differences	5
Settlement gain recognized
Net periodic benefit cost	$ 123	$ 110